Summary of revenue from transfer of goods and services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 7,498	$ 9,587	$ 7,143
United states [member]
IfrsStatementLineItems [Line Items]
Total	4,604	6,691	3,416
Germany [member]
IfrsStatementLineItems [Line Items]
Total	2,378	1,360	3,563
United kingdom [member]
IfrsStatementLineItems [Line Items]
Total	457	976
Other [member]
IfrsStatementLineItems [Line Items]
Total	59	260	164
Columbia [member]
IfrsStatementLineItems [Line Items]
Total		300
Active ingredients [member]
IfrsStatementLineItems [Line Items]
Total	7,037	8,492	7,143
Active ingredients [member] | United states [member]
IfrsStatementLineItems [Line Items]
Total	4,604	6,691	3,416
Active ingredients [member] | Germany [member]
IfrsStatementLineItems [Line Items]
Total	2,378	1,360	3,563
Active ingredients [member] | United kingdom [member]
IfrsStatementLineItems [Line Items]
Total
Active ingredients [member] | Other [member]
IfrsStatementLineItems [Line Items]
Total	55	141	164
Active ingredients [member] | Columbia [member]
IfrsStatementLineItems [Line Items]
Total		300
Biopharmaceutical [member]
IfrsStatementLineItems [Line Items]
Total	461	1,095
Biopharmaceutical [member] | United states [member]
IfrsStatementLineItems [Line Items]
Total
Biopharmaceutical [member] | Germany [member]
IfrsStatementLineItems [Line Items]
Total
Biopharmaceutical [member] | United kingdom [member]
IfrsStatementLineItems [Line Items]
Total	457	976
Biopharmaceutical [member] | Other [member]
IfrsStatementLineItems [Line Items]
Total	$ 4	119
Biopharmaceutical [member] | Columbia [member]
IfrsStatementLineItems [Line Items]
Total